UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Mitsubishi UFJ Financial Group, Inc.
Address:    7-1, Marunouchi 2-chome
            Chiyoda-ku, Tokyo 100-8330
            Japan

Form 13F File Number:  28-13582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Koujirou Nakazawa
Title:      Senior Manager
Phone:      81-3-3240-3665

Signature, Place, and Date of Signing:

  /s/ Koujirou Nakazawa              Tokyo, Japan               May 11, 2012
----------------------------     ---------------------     -------------------
         Signature                    City, State                  Date


MITSUBISHI UFJ FINANCIAL GROUP, INC. (MUFG) IS THE PARENT HOLDING COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. MUFG ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS EXCEPT THOSE INCLUDED IN THE FORM 13F INFORMATION TABLE BELOW. TO THE EXTENT THAT MUFG'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F) OF THE ACT.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      FORM 13F FILE NUMBER   NAME
      --------------------   ----

      28-13564               Mitsubishi UFJ Trust and Banking Corporation

      28-13570               Mitsubishi UFJ Securities Holdings Co., Ltd.

      28-13566               Mitsubishi UFJ Asset Management Co., Ltd.

      28-13569               Kokusai Asset Management Co., Ltd.

      28-04665               UnionBanCal Corporation

      28-05836               The Bank of Tokyo-Mitsubishi UFJ, Ltd.

      28-13602               MU Investments Co., Ltd.

      28-14928               Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0
                                         --------------

Form 13F Information Table Entry Total:    1
                                         --------------

Form 13F Information Table Value Total:    $8,484,817
                                         --------------
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None.




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
                                                FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------  -------- ----------  --------   ---------------------  ---------- ---------- --------------------------
                           TITLE                VALUE     SHRS OR    SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT    PRN  CALL   DISCRETION  MANAGERS   SOLE       SHARED   NONE
------------------------  -------- ----------  --------   ---------------------  ---------- ---------- --------------------------
Morgan Stanley            COM      617446448   8,484,817  432,017,152  SH         SOLE                 432,017,152     0      0
